CONSOLIDATED BALANCE SHEETS (parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Ordinary shares, par value per share	$ 1	$ 1
Ordinary shares, shares authorized	39,748,000	39,748,000
Ordinary shares, shares issued	23,309,987	23,301,653
Ordinary shares, shares outstanding	23,309,987	23,301,653